FAIR VALUE MEASUREMENTS - Additional Information (Details) - B-1 preferred stock - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of stock upon conversion of notes payable		$ 7,902,908
Issuance of stock for cash	$ 15,319,955	$ 7,779,985